INCOME TAXES (DETAILS 2)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Provision For Income Taxes [Line Items]
Profits tax rate in Hong Kong	16.50%	16.50%	16.50%
Non-deductible items/non-taxable income	9.70%	1.50%	10.30%
Changes in valuation allowances	(6.80%)	(1.60%)	(4.40%)
Overprovision of profits tax in prior year	(0.20%)	(3.80%)	(2.00%)
Effect of different tax rate of subsidiaries operating in other jurisdictions	0.80%	(2.80%)	(2.70%)
Others	(4.00%)	0.60%	4.60%
Effective tax rate	16.00%	10.40%	22.30%